Shareholders' Equity (Details) - USD ($)													1 Months Ended	12 Months Ended
		Feb. 23, 2026	Nov. 18, 2025	Nov. 12, 2025	Aug. 01, 2025	Jun. 16, 2025	Jun. 13, 2025	Mar. 12, 2025	Sep. 17, 2024	Feb. 05, 2024	Dec. 13, 2023	Apr. 03, 2023	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 05, 2025	Sep. 13, 2024
Shareholders’ Equity [Line Items]
Stock split, description														Upon incorporation, the authorized share capital of the Company was US$50,000 divided into 50,000 ordinary shares of par value US$1.00 each and 100 ordinary shares were issued. The issuance of these 100 ordinary shares, and the 1,000-for-1 share split (as described below) and the subsequent share issuances are considered as a part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented (see Note 1).
Sale of stock, description														(i) the subdivision of the Company’s authorized and issued share capital at a ratio of 1,000-for-1 share such that the authorized share capital of the Company was amended to US$50,000 divided into 50,000,000 ordinary shares of par value US$0.001 each and the 100 ordinary shares of a par value of $1 then issued and outstanding were subdivided into 100,000 ordinary shares of a par value of $0.001 (the “1,000-for-1 share split”); (ii) the creation of Class A Ordinary Shares and Class B ordinary shares, par value $0.001 per share (“Class B Ordinary Shares”, and collectively with Class A Ordinary Shares, “Ordinary Shares”). Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. In respect of matters requiring a vote of all shareholders, each holder of Class A Ordinary Shares will be entitled to one vote per one Class A Ordinary Share and each holder of Class B Ordinary Shares will be entitled to 10 votes per one Class B Ordinary Share. The Class A Ordinary Shares are not convertible into shares of any other class. The Class B Ordinary Shares are convertible into Class A Ordinary Shares at any time after issuance at the option of the holder on a one-to-one basis; (iii) the re-designation of 3,000 ordinary shares held by Haily Global Limited into 3,000 Class B Ordinary Shares; and (iv) issuances of Class A Ordinary Shares and Class B Ordinary Shares to the existing shareholders, to increase the number of total Ordinary Shares issued and outstanding prior to the completion of this offering from 100,000 to 9,000,000 (the “share issuances”). The Company believes the 1,000-for-1 share split and the share issuances should be considered as a part of the Reorganization of the Company and accounted for on a retroactive basis pursuant to ASC 260.
Ordinary shares, par value (in Dollars per share)	[1]													$ 0.0001	$ 0.0001
Ordinary shares, shares issued	[1]													38,978,780	341,247
Reverse stock split					1-for-80
Number of shares issued					1
Number of shares outstanding					1
Number of shares					1
Gross proceeds (in Dollars)																$ 13,560,000
Net proceeds (in Dollars)														$ 30,000,000	$ 5,938,994
Number of units							200,000
Price per unit (in Dollars per share)							$ 40
Number of shares registered							1,337,500
Ordinary shares, shares authorized	[1]													4,125,000,000	4,125,000,000
Ordinary shares, shares outstanding	[1]													38,978,780	341,247
After-tax net income percentage														10.00%
Percentage of entity's registered capital														50.00%
Statutory reserves (in Dollars)														$ 740,816	$ 661,924
Total restricted net assets (in Dollars)														$ 6,382,727	$ 3,516,301
Warrant [Member]
Shareholders’ Equity [Line Items]
Exercise price of warrants (in Dollars per share)							$ 42
Common Warrants [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued															73,677
Series A Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase shares							1
Series B Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase shares							1
Shares were issued upon exercised														137,500
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)		$ 412,500
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)														$ 0.0001	$ 0.0001
Ordinary shares, shares issued														38,907,905	270,372
Purchase of shares														848
Price per share (in Dollars per share)														$ 320
Shares converted										3,375
Warrants to purchase shares																		112,253
Weighted average number of shares issued													37,500,000
Number of shares in a unit							1
Share issued							937,500							62,500
Shares were issued upon exercised														937,500
Ordinary shares, shares authorized														4,110,000,000	4,110,000,000
Ordinary shares, shares outstanding														38,907,905	270,372
Class A Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants exercised											441
Class A Ordinary Shares [Member] | Common Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase shares																		112,253
Exercise price of warrants (in Dollars per share)																		$ 77.76
Warrant exercise terms																		1 year
Class A Ordinary Shares [Member] | Series A Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase shares							1
Class A Ordinary Shares [Member] | Series B Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase shares							1
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares in initial public offerings, gross	[1]															42,376
Shares converted	[1]														3,375
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Shares issued		4,110,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Unissued shares par value (in Dollars per share)		0.0001
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)														$ 0.0001	$ 0.0001
Ordinary shares, shares issued														70,875	70,875
Shares converted										3,375
Ordinary shares, shares authorized														15,000,000	15,000,000
Ordinary shares, shares outstanding														70,875	70,875
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares converted	[1]														(3,375)
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Ordinary shares, shares issued		15,000,000
Unissued shares par value (in Dollars per share)		$ 0.0001
Minimum [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)				$ 5,000,000	$ 5,000,000			$ 50,000
Ordinary shares, par value (in Dollars per share)					$ 0.001
Minimum [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)		$ 165,000,000
Minimum [Member] | Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued				55,000,000	4,400,000,000			44,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.08	$ 0.001			$ 0.001
Minimum [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued		2,055,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.08
Minimum [Member] | Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.08	$ 0.001			$ 0.001
Ordinary shares, shares issued				7,500,000	600,000,000			6,000,000
Minimum [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.08
Ordinary shares, shares issued		7,500,000
Maximum [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)				$ 165,000,000	$ 5,000,000			$ 5,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.08
Maximum [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)		$ 330,000,000
Maximum [Member] | Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued				2,055,000,000	55,000,000			4,400,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.08	$ 0.08			$ 0.001
Maximum [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued		4,110,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.08
Maximum [Member] | Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.08	$ 0.08			$ 0.001
Ordinary shares, shares issued				7,500,000	7,500,000			600,000,000
Maximum [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.08
Ordinary shares, shares issued		15,000,000
Share Capital Reduction [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Price per share (in Dollars per share)		0.0001
Share Capital Reduction [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		0.08
Share Capital Reduction [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		0.08
Price per share (in Dollars per share)		0.0799
Subdivision [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		0.0001
Unissued shares par value (in Dollars per share)		$ 0.08
Subdivided shares		800
Subdivision [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Unissued shares par value (in Dollars per share)		$ 0.08
Subdivided shares		800
IPO [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share)																		$ 64.8
Gross proceeds (in Dollars)						$ 8,000,000			$ 7,300,000
Net proceeds (in Dollars)												$ 12,000,000
IPO [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued																		112,253
Price per share (in Dollars per share)												$ 320
Gross proceeds (in Dollars)												$ 13,600,000
IPO [Member] | Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares in initial public offerings, gross												42,375
Private Placement [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Gross proceeds from offering (in Dollars)			$ 30,000,000
Private Placement [Member] | Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued																	37,500,000
Price per share (in Dollars per share)																	$ 0.8

[1]	Retrospectively restated for effect of the reverse split on August 18, 2025 and the Share Capital Reduction and Reorganization on March 13, 2026 (see Note 14)